UNIT-BASED AND NONCASH COMPENSATION	12 Months Ended
Dec. 31, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
UNIT-BASED AND NONCASH COMPENSATION

13. UNIT-BASED AND NONCASH COMPENSATION

SMLP Long-Term Incentive Plan.  The SMLP LTIP provides for equity awards to eligible officers, employees, consultants and directors of our General Partner and its affiliates, thereby linking the recipients' compensation directly to SMLP’s performance. The SMLP LTIP is administered by our General Partner's Board of Directors, though such administration function may be delegated to a committee appointed by the board. A total of 5.0 million common units was reserved for issuance pursuant to and in accordance with the SMLP LTIP. As of December 31, 2016, approximately 3.9 million common units remained available for future issuance.

The SMLP LTIP provides for the granting, from time to time, of unit-based awards, including common units, restricted units, phantom units, unit options, unit appreciation rights, distribution equivalent rights, profits interest units and other unit-based awards. Grants are made at the discretion of the Board of Directors or Compensation Committee of our General Partner. The administrator of the SMLP LTIP may make grants under the SMLP LTIP that contain such terms, consistent with the SMLP LTIP, as the administrator may determine are appropriate, including vesting conditions. The administrator of the SMLP LTIP may, in its discretion, base vesting on the grantee's completion of a period of service or upon the achievement of specified financial objectives or other criteria or upon a change of control (as defined in the SMLP LTIP) or as otherwise described in an award agreement. Termination of employment prior to vesting will result in forfeiture of the awards, except in limited circumstances as described in the plan documents. Units that are canceled or forfeited will be available for delivery pursuant to other awards.

The following table presents phantom and restricted unit activity:

	Units	Weighted-average grant date fair value
Nonvested phantom and restricted units, January 1, 2014	283,682	$23.41
Phantom units granted	136,867	42.32
Phantom and restricted units vested	(61,917)	25.33
Phantom units forfeited	(22,430)	25.56
Nonvested phantom units, December 31, 2014	336,202	30.61
Phantom units granted	289,735	29.21
Phantom units vested	(229,497)	27.66
Phantom units forfeited	(16,529)	35.09
Nonvested phantom units, December 31, 2015	379,911	31.13
Phantom units granted	495,535	14.91
Phantom units vested	(178,953)	33.80
Phantom units forfeited	(4,538)	16.89
Nonvested phantom units, December 31, 2016	691,955	$19.59

A phantom unit is a notional unit that entitles the grantee to receive a common unit upon the vesting of the phantom unit or on a deferred basis upon specified future dates or events or, in the discretion of the administrator, cash equal to the fair market value of a common unit. Distribution equivalent rights for each phantom unit provide for a lump sum cash amount equal to the accrued distributions from the grant date to be paid in cash upon the vesting date.  A restricted unit is a common limited partner unit that is subject to a restricted period during which the unit remains subject to forfeiture.

The phantom units granted in connection with the IPO vested on the third anniversary of the IPO.  All other phantom units granted to date vest ratably over a three-year period. Grant date fair value is determined based on the closing price of our common units on the date of grant multiplied by the number of phantom units awarded to the grantee. Holders of all phantom units granted to date are entitled to receive distribution equivalent rights for each phantom unit, providing for a lump sum cash amount equal to the accrued distributions from the grant date of the phantom units to be paid in cash upon the vesting date. Upon vesting, phantom unit awards may be settled, at our discretion, in cash and/or common units, but the current intention is to settle all phantom unit awards with common units. The restricted units granted in 2013 maintained the vesting provisions of the share-based compensation awards they replaced, each of which had an original vesting period of four years.

The intrinsic value of phantom and restricted units that vested during the years ended December 31, follows.

	Year ended December 31,
	2016	2015	2014
	(In thousands)
Intrinsic value of vested LTIP awards	$2,957	$5,362	$2,631

As of December 31, 2016, the unrecognized unit-based compensation related to the SMLP LTIP was $5.4 million.  Incremental unit-based compensation will be recorded over the remaining vesting period of approximately 2.2 years. Due to the limited and insignificant forfeiture history associated with the grants under the SMLP LTIP, no forfeitures were assumed in the determination of estimated compensation expense.

Unit-based compensation recognized in general and administrative expense related to awards under the SMLP LTIP follows.

	Year ended December 31,
	2016	2015	2014
	(In thousands)
SMLP LTIP unit-based compensation	$7,550	$6,174	$4,696